Columbia Seligman Technology and Information Fund
Third Quarter Report
February 28, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Seligman Technology and Information Fund, February 28, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.4%
Issuer	Shares	Value ($)
Communication Services 14.4%
Cable & Satellite 1.1%
Comcast Corp., Class A	4,274,699	153,376,200
Interactive Home Entertainment 0.5%
Electronic Arts, Inc.	502,800	64,921,536
Interactive Media & Services 11.7%
Alphabet, Inc., Class A	3,234,280	550,733,198
Alphabet, Inc., Class C	1,496,960	257,806,451
Match Group, Inc.	6,787,166	215,221,034
Meta Platforms, Inc., Class A	561,850	375,428,170
Pinterest, Inc., Class A(a)	4,256,141	157,392,094
TripAdvisor, Inc.(a)	2,502,392	37,035,402
Total		1,593,616,349
Movies & Entertainment 1.1%
Walt Disney Co. (The)	1,318,800	150,079,440
Total Communication Services		1,961,993,525
Consumer Discretionary 4.3%
Broadline Retail 4.3%
Amazon.com, Inc.(a)	1,115,600	236,819,568
eBay, Inc.	5,410,006	350,243,788
Total		587,063,356
Total Consumer Discretionary		587,063,356
Financials 7.3%
Transaction & Payment Processing Services 7.3%
Block, Inc., Class A(a)	1,536,450	100,330,185
Global Payments, Inc.	3,731,079	392,807,997
Shift4 Payments, Inc., Class A(a)	751,653	74,225,734
Visa, Inc., Class A	1,161,145	421,158,903
Total		988,522,819
Total Financials		988,522,819
Health Care 0.2%
Common Stocks (continued)
Issuer	Shares	Value ($)
Biotechnology 0.2%
Apnimed, Inc.(a),(b),(c),(d)	1,127,586	14,340,188
Apnimed, Inc.(a),(b),(c),(d)	675,613	8,592,176
Apnimed, Inc.(a),(b),(c),(d)	360,327	4,582,495
Apnimed, Inc.(a),(b),(c),(d)	450,409	5,728,121
Total		33,242,980
Total Health Care		33,242,980
Industrials 5.8%
Heavy Electrical Equipment 4.5%
Bloom Energy Corp., Class A(a),(e)	25,318,698	608,155,126
Passenger Ground Transportation 1.3%
Lyft, Inc., Class A(a)	13,476,100	179,771,174
Total Industrials		787,926,300
Information Technology 66.4%
Application Software 7.4%
ANSYS, Inc.(a)	188,800	62,917,600
BILL Holdings, Inc.(a)	456,300	25,187,760
DocuSign, Inc.(a)	467,467	38,879,230
Dropbox, Inc., Class A(a),(e)	9,259,409	240,559,446
Five9, Inc.(a)	1,268,600	45,923,320
RingCentral, Inc., Class A(a),(e)	4,353,858	123,867,260
SailPoint, Inc.(a)	1,453,311	34,879,464
Salesforce, Inc.	805,274	239,850,861
Synopsys, Inc.(a)	351,992	160,958,902
Unity Software, Inc.(a)	1,348,058	34,564,207
Total		1,007,588,050
Communications Equipment 3.1%
Arista Networks, Inc.(a)	1,154,156	107,394,216
Cisco Systems, Inc.	3,482,400	223,256,664
F5, Inc.(a)	309,293	90,446,552
Total		421,097,432
Electronic Components 0.1%
Coherent Corp.(a)	177,100	13,316,149
Electronic Equipment & Instruments 1.1%
Advanced Energy Industries, Inc.	1,308,646	150,716,760
Internet Services & Infrastructure 1.8%
GoDaddy, Inc., Class A(a)	1,393,533	250,139,173

Columbia Seligman Technology and Information Fund  | 2025

Portfolio of Investments  (continued)
Columbia Seligman Technology and Information Fund, February 28, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Consulting & Other Services 0.6%
EPAM Systems, Inc.(a)	407,575	84,017,511
Semiconductor Materials & Equipment 9.8%
Applied Materials, Inc.	2,396,061	378,745,362
Lam Research Corp.	8,938,756	685,960,136
Teradyne, Inc.	2,507,429	275,466,150
Total		1,340,171,648
Semiconductors 20.5%
Analog Devices, Inc.	355,702	81,832,802
Broadcom, Inc.	3,611,990	720,339,166
Marvell Technology, Inc.	2,805,374	257,589,441
NVIDIA Corp.	5,391,950	673,562,394
NXP Semiconductors NV	1,105,460	238,326,121
ON Semiconductor Corp.(a)	3,329,675	156,661,209
Renesas Electronics Corp.	13,125,700	219,153,304
Semtech Corp.(a)	3,130,633	119,558,874
Synaptics, Inc.(a),(e)	3,503,075	231,693,381
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	484,600	87,484,838
Total		2,786,201,530
Systems Software 12.5%
Adeia, Inc.(e)	7,971,906	125,318,362
Check Point Software Technologies Ltd.(a)	280,140	61,703,636
Gen Digital, Inc.	10,126,961	276,769,844
Microsoft Corp.	1,569,950	623,254,450
Oracle Corp.	2,107,176	349,917,647
Palo Alto Networks, Inc.(a)	654,320	124,602,158
Tenable Holdings, Inc.(a)	3,380,927	128,948,556
Common Stocks (continued)
Issuer	Shares	Value ($)
Varonis Systems, Inc.(a)	384,100	16,504,777
Total		1,707,019,430
Technology Hardware, Storage & Peripherals 9.5%
Apple, Inc.(f)	2,474,000	598,312,160
Hewlett Packard Enterprise Co.	7,303,700	144,686,297
NetApp, Inc.	2,572,429	256,754,138
Sandisk Corp.(a)	1,327,209	62,179,735
Western Digital Corp.(a)	4,630,027	226,547,221
Total		1,288,479,551
Total Information Technology		9,048,747,234
Total Common Stocks (Cost: $7,400,873,240)		13,407,496,214

Exchange-Traded Equity Funds 0.1%

Financials 0.1%
Diversified Capital Markets 0.1%
Columbia Select Technology ETF(e)	540,600	13,217,670
Total Financials		13,217,670
Total Exchange-Traded Equity Funds (Cost: $8,811,780)		13,217,670

Money Market Funds 1.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.479%(e),(g)	234,786,349	234,762,870
Total Money Market Funds (Cost: $234,730,414)		234,762,870
Total Investments in Securities (Cost $7,644,415,434)		13,655,476,754
Other Assets & Liabilities, Net		(30,867,478)
Net Assets		$13,624,609,276
At February 28, 2025, securities and/or cash totaling $36,300,184 were pledged as collateral.
Columbia Seligman Technology and Information Fund  | 2025

Portfolio of Investments  (continued)
Columbia Seligman Technology and Information Fund, February 28, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2025, the total value of these securities amounted to $33,242,980, which represents 0.24% of total net assets.

(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At February 28, 2025, the total market value of these securities amounted to $33,242,980, which represents 0.24% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Apnimed, Inc.	04/28/2022	360,327	4,002,965	4,582,495
Apnimed, Inc.	12/22/2022	450,409	5,005,765	5,728,121
Apnimed, Inc.	04/28/2022	675,613	5,999,993	8,592,176
Apnimed, Inc.	03/12/2021	1,127,586	9,999,997	14,340,188
			25,008,720	33,242,980

(d)	Valuation based on significant unobservable inputs.
(e)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Adeia, Inc.
	88,552,353	11,235,001	(10,680,345)	36,211,353	125,318,362	—	(5,529,106)	784,901	7,971,906
Bloom Energy Corp., Class A
	404,766,062	54,640,102	(75,531,212)	224,280,174	608,155,126	—	(18,856,092)	—	25,318,698
Columbia Select Technology ETF
	14,374,554	—	—	(1,156,884)	13,217,670	107,715	—	25,970	540,600
Columbia Short-Term Cash Fund, 4.479%
	648,432,132	1,811,410,953	(2,225,047,523)	(32,692)	234,762,870	—	52,442	14,072,397	234,786,349
Dropbox, Inc., Class A ‡,†
	—	44,565,571	(66,116,287)	—	—	—	21,536,715	—	—
RingCentral, Inc., Class A ‡
	—	28,450,971	(19,854,565)	(18,325,561)	123,867,260	—	(4,422,875)	—	4,353,858
Synaptics, Inc.
	262,710,831	56,950,657	(17,090,519)	(70,877,588)	231,693,381	—	(11,811,935)	—	3,503,075
Transphorm, Inc. †
	15,373,493	—	(9,740,371)*	(5,633,122)	—	—	6,662,310	—	—
Total	1,434,209,425			164,465,680	1,337,014,669	107,715	(12,368,541)	14,883,268

‡	Issuer was not an affiliate at the beginning of period.
†	Issuer was not an affiliate at the end of period.
*	Includes the effects of a corporate action.

(f)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(g)	The rate shown is the seven-day current annualized yield at February 28, 2025.
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Seligman Technology and Information Fund  | 2025

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3QT219_05_R01_(04/25)